CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 3,892	$ 7,912
Restricted cash	3,787	4,388
Accounts receivable, net	34,128	25,715
Prepaid expenses and other current assets	2,101	1,987
Total current assets	43,908	40,002
Deferred tax assets, net	337	92
Property and equipment, net	1,784	1,493
Goodwill	712	314
Other assets	415	448
Total assets	47,156	42,349
CURRENT LIABILITIES:
Notes payable-banks	8,352	11,412
Accounts payable	3,211	3,079
Accrued expenses and other current liabilities	26,502	25,065
Income tax payable	1,130	89
Value added tax (VAT) payable	6,170	5,362
Total current liabilities	45,365	45,007
Convertible notes payable to a related party, including accrued interest	34,511	39,403
Other liabilities	757	147
Total liabilities	80,633	84,557
COMMITMENTS AND CONTINGENCIES (NOTE 14)
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 par value; 33,333,334 shares authorized as of December 31, 2016 and 2015; 21,000,000 and 10,961,698 shares issued and outstanding as of December 31, 2016 and 2015, respectively	10,655	5,928
Additional paid-in capital	23,128	21,267
Accumulated deficit	(59,554)	(61,896)
Accumulated other comprehensive loss	(7,859)	(7,507)
Non controlling interest in subsidiaries	153
Total shareholders' deficit	(33,477)	(42,208)
Total liabilities and shareholders' deficit	$ 47,156	$ 42,349